Organization and Liquidity (Details Narrative) - USD ($)									1 Months Ended			3 Months Ended						9 Months Ended		12 Months Ended
	Aug. 13, 2024	Aug. 06, 2024	Jul. 30, 2024	Jan. 11, 2023	Mar. 11, 2022	Feb. 08, 2022	Dec. 28, 2021	Aug. 12, 2016	Oct. 31, 2024	Sep. 30, 2024	Jan. 31, 2023	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 31, 2023	Sep. 30, 2022	Aug. 31, 2022	Aug. 01, 2022	Apr. 30, 2022	Apr. 29, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net income loss												$ 3,784,082	$ 2,031,215	$ 1,731,031	$ 1,792,754	$ 2,184,372	$ 975,097	$ 7,546,328	$ 4,952,223	$ 6,592,723	$ 4,996,069
Revenues
Working capital																		1,300,000		(4,600,000)
Proceeds from issuance of debt							$ 494,925
Number of warrants issued							62,500				127,260
Exercise price							$ 8.00				$ 1.93										$ 111.04	$ 8.00			$ 16.00	$ 20.00	$ 8.00	$ 16.00
Working capital																		(1,300,000)		4,600,000
Proceeds from convertible debt																			$ 3,935,000	$ 3,935,000	$ 550,715
Debt Instrument, Face Amount																								$ 500,000
Class of Warrant or Right, Outstanding																											62,500
Proceeds from Issuance of Warrants					$ 92,336	$ 92,336	$ 418,449
Share price	$ 1.00			$ 18.80																	$ 16.00		$ 1.00
Reverse stock split	1-for-8
Common stock, shares issued										2,946,099		2,946,099						2,946,099		2,008,689	1,700,414
Common stock, shares outstanding										2,946,099		2,946,099						2,946,099		2,008,689	1,700,414
Adjustments to additional paid in capital stock split																				$ 141	$ 119	$ 81
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants issued				127,260
Exercise price				$ 1.93
Proceeds from convertible debt				$ 3,935,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes term									1 year
Number of warrants issued									329,461
Exercise price									$ 1.42
Proceeds from issuance of equity			$ 10,000,000						$ 3,900,000
Share price	$ 1.00
Reverse stock split	1-for-8 reverse stock split
Common stock, shares issued	2,111,235
Common stock, shares outstanding	2,111,235
Senior Secured Convertible Bridge Notes [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of debt									$ 790,000
Chief Executive Officer [Member] | Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of debt										$ 250,000
Notes term										1 year
Investor [Member] | Forecast [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from convertible debt		$ 600,000
Institutional Investor [Member] | Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Face Amount											$ 4,300,000
Proceeds from Issuance of Warrants											3,600,000
Initiated a capital offering											$ 4,500,000
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued								5,625,000
Sale of stock membership percentage								100.00%
Net income loss
Conversion of stock, shares issued								5,625,000
Share price																					$ 32.00
Common Stock [Member] | Institutional Investor [Member] | Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise price											$ 18.80
Class of Warrant or Right, Outstanding											127,260
Pre-funded Warrants [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants issued									2,900,000
Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants issued											127,260
Exercise price											$ 18.80
Warrant [Member] | Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise price				$ 18.80
Warrant [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants issued									2,900,000
Exercise price									$ 1.40